Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (loss)
BALANCE at Dec. 31, 2009	$ 30,806,237	$ 7,997,055	$ 5,609,357	$ 15,589,770	$ (228,100)	$ 1,838,155
BALANCE, SHARES at Dec. 31, 2009		1,599,411
Net income	2,339,281			2,339,281
Other comprehensive income, net	(833,656)					(833,655)
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,207,952)			(1,207,952)
Cash Paid in Lieu of fractional shares on stock dividend	(2,725)			(2,725)
4% Common Stock Dividend at Par Value		317,015	679,046	(996,061)
4% Common Stock Dividend at Par Value, shares		63,403
BALANCE at Dec. 31, 2010	31,101,186	8,314,070	6,288,403	15,722,313	(228,100)	1,004,500
BALANCE, SHARES at Dec. 31, 2010		1,662,814
Net income	2,454,145			2,454,145
Other comprehensive income, net	2,227,318					2,227,318
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,256,139)			(1,256,139)
BALANCE at Dec. 31, 2011	34,526,510	8,314,070	6,288,403	16,920,319	(228,100)	3,231,818
BALANCE, SHARES at Dec. 31, 2011		1,662,814
Net income	2,537,760			2,537,760
Other comprehensive income, net	(102,355)					(102,355)
Cash dividend ($.73, $.73 and $.70 per share for 2012, 2011 and 2010 respectively)	(1,256,139)			(1,256,139)
Cash Paid in Lieu of fractional shares on stock dividend	(3,003)			(3,003)
4% Common Stock Dividend at Par Value		329,580	677,617	(1,007,197)
4% Common Stock Dividend at Par Value, shares		65,916
BALANCE at Dec. 31, 2012	$ 35,702,773	$ 8,643,650	$ 6,966,020	$ 17,191,740	$ (228,100)	$ 3,129,463
BALANCE, SHARES at Dec. 31, 2012		1,728,730